SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Class A common stock reflected in the condensed consolidated balance sheet

Gross proceeds	$250,000,000
Less:
Proceeds allocated to Public Warrants	(9,083,333)
Class A common stocks issuance costs	(13,638,664)
Plus:
Accretion of carrying value to redemption value	22,721,997
Class A common stock subject to possible redemption, December 31, 2021	250,000,000
Plus:
Accretion of carrying value to redemption value	824,486
Class A common stock subject to possible redemption, September 30, 2022	$250,824,486

At December 31, 2021, the Class A common stock reflected in the consolidated balance sheet are reconciled in the following table:

Gross proceeds	$250,000,000
Less:
Proceeds allocated to Public Warrants	$(9,083,333)
Class A common stocks issuance costs	$(13,638,664)
Plus:
Accretion of carrying value to redemption value	$22,721,997
Class A common stock subject to possible redemption	$250,000,000

Schedule of basic and diluted net income (loss) per common stock

The following table reflects the calculation of basic and diluted net income per common stock (in dollars, except per share amounts):

	For the Three Months Ended September 30,				For the Nine Months Ended September 30,
	2022		2021		2022		2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income per Share of common stock
Numerator:
Allocation of net income	$527,566	$131,891	$1,491,792	$372,948	$4,705,937	$1,176,484	$1,497,258	$374,314
Denominator:
Basic and diluted weighted average shares outstanding	25,000,000	6,250,000	25,000,000	6,250,000	25,000,000	6,250,000	25,000,000	6,250,000
Basic and diluted net income per Share of common stock	$0.02	$0.02	$0.06	$0.06	$0.19	$0.19	$0.06	$0.06

The following table reflects the calculation of basic and diluted net income (loss) per common stock (in dollars, except per share amounts):

			For The Period from
	Year		September 11, 2020
	Ended		(Inception) Through
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per Share of common stock
Numerator:
Allocation of net income (loss), as adjusted	$3,813,826	$953,457	$(172,779)	$(538,610)
Denominator:
Basic and diluted weighted average shares outstanding	25,000,000	6,250,000	2,027,027	6,318,919
Basic and diluted net income (loss) per Share of common stock	$0.15	$0.15	$(0.09)	$(0.09)